First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments
January 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 48.6%
	Aerospace/Defense — 1.6%
$33,250,000	Boeing (The) Co.	2.20%	02/04/26	$33,244,356
4,971,000	Boeing (The) Co.	2.25%	06/15/26	4,936,659
14,177,000	L3Harris Technologies, Inc.	3.85%	12/15/26	14,167,947
15,000,000	L3Harris Technologies, Inc.	5.40%	01/15/27	15,210,337
15,273,000	RTX Corp.	2.65%	11/01/26	15,147,741
14,818,000	RTX Corp.	5.75%	11/08/26	15,007,697
				97,714,737
	Auto Manufacturers — 0.5%
15,000,000	Toyota Motor Credit Corp., SOFR Compounded Index + 0.45% (a)	4.14%	04/10/26	15,008,967
17,000,000	Toyota Motor Credit Corp., Series B, SOFR + 0.45% (a)	4.14%	01/12/28	17,024,627
				32,033,594
	Banks — 10.3%
20,530,000	Bank of America Corp. (b)	3.56%	04/23/27	20,508,924
7,000,000	Bank of America Corp. (b)	4.98%	01/24/29	7,130,817
16,510,000	Bank of America Corp., Series N (b)	1.66%	03/11/27	16,467,406
10,000,000	Bank of New York Mellon (The) (b)	4.59%	04/20/27	10,014,351
35,000,000	Bank of New York Mellon (The) Corp. (b)	4.95%	04/26/27	35,083,092
7,000,000	Bank of New York Mellon (The) Corp. (b)	4.03%	01/22/30	6,994,594
10,000,000	Bank of New York Mellon (The) Corp., SOFR + 0.63% (a)	4.32%	01/22/30	9,999,299
9,375,000	Citibank N.A.	4.58%	05/29/27	9,463,270
10,000,000	Citigroup, Inc. (b)	4.64%	05/07/28	10,077,903
24,077,000	Fifth Third Bank N.A. (b)	4.97%	01/28/28	24,289,669
28,000,000	Goldman Sachs Bank USA (b)	5.28%	03/18/27	28,043,257
15,000,000	Goldman Sachs Bank USA, SOFR + 0.75% (a)	4.52%	05/21/27	15,018,670
15,000,000	Goldman Sachs Group (The), Inc. (b)	4.94%	04/23/28	15,164,272
15,000,000	Goldman Sachs Group (The), Inc. (b)	4.15%	01/21/29	15,013,971
15,000,000	Goldman Sachs Group (The), Inc., SOFR + 0.71% (a)	4.40%	01/21/29	15,006,479
7,000,000	Goldman Sachs Group (The), Inc. (b)	4.15%	10/21/29	6,997,094
25,171,000	Huntington National Bank (The) (b)	4.87%	04/12/28	25,393,942
14,631,000	JPMorgan Chase & Co. (b)	1.04%	02/04/27	14,628,656
20,000,000	JPMorgan Chase & Co. (b)	5.04%	01/23/28	20,206,028
15,000,000	JPMorgan Chase & Co. (b)	5.57%	04/22/28	15,285,561
7,500,000	JPMorgan Chase & Co. (b)	4.92%	01/24/29	7,637,047
9,144,000	Morgan Stanley (b)	1.59%	05/04/27	9,087,031
15,000,000	Morgan Stanley (b)	4.24%	01/09/30	15,030,450
15,000,000	Morgan Stanley, Series I (b)	4.13%	10/18/29	14,991,343
15,000,000	Morgan Stanley Bank N.A. (b)	4.45%	10/15/27	15,057,327
15,000,000	Morgan Stanley Bank N.A. (b)	4.95%	01/14/28	15,136,219
4,000,000	Morgan Stanley Bank N.A. (b)	4.97%	07/14/28	4,052,921
6,667,000	Morgan Stanley Bank N.A. (b)	5.02%	01/12/29	6,793,256
10,000,000	Morgan Stanley Private Bank N.A. (b)	4.47%	07/06/28	10,065,607
20,000,000	PNC Bank N.A. (b)	4.54%	05/13/27	20,027,849
10,000,000	PNC Financial Services Group (The), Inc. (b)	5.10%	07/23/27	10,054,129
8,000,000	PNC Financial Services Group (The), Inc. (b)	5.30%	01/21/28	8,103,143
6,176,000	PNC Financial Services Group (The), Inc. (b)	4.08%	01/26/29	6,186,155
15,000,000	PNC Financial Services Group (The), Inc., SOFR + 0.62% (a)	4.31%	01/26/29	15,026,744
10,497,000	Santander Holdings USA, Inc. (b)	2.49%	01/06/28	10,340,034
8,000,000	State Street Corp. (b)	4.54%	04/24/28	8,066,546
19,675,000	Truist Bank (b)	4.67%	05/20/27	19,708,269

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$10,000,000	Truist Bank, SOFR + 0.66% (a)	4.35%	01/27/29	$9,997,143
10,000,000	Truist Bank (b)	4.14%	10/23/29	9,995,537
10,000,000	Truist Bank, Series I (b)	4.14%	01/27/29	10,013,775
15,771,000	US Bancorp (b)	2.22%	01/27/28	15,513,264
10,000,000	US Bank N.A. (b)	4.73%	05/15/28	10,097,984
10,000,000	Wells Fargo & Co.	3.00%	10/23/26	9,941,539
15,000,000	Wells Fargo & Co. (b)	5.71%	04/22/28	15,303,242
15,000,000	Wells Fargo & Co. (b)	4.08%	09/15/29	14,988,799
10,000,000	Wells Fargo & Co. (b)	4.18%	01/23/30	10,009,790
10,000,000	Wells Fargo & Co., SOFR + 0.74% (a)	4.43%	01/23/30	9,998,149
15,000,000	Wells Fargo & Co., Series W (b)	4.90%	01/24/28	15,129,011
				647,139,558
	Beverages — 1.6%
19,347,000	Constellation Brands, Inc.	3.70%	12/06/26	19,322,860
15,000,000	Constellation Brands, Inc.	4.35%	05/09/27	15,062,010
19,529,000	Keurig Dr Pepper, Inc.	2.55%	09/15/26	19,352,526
10,000,000	Keurig Dr Pepper, Inc., SOFR + 0.58% (a)	4.37%	11/15/26	10,005,721
10,000,000	Keurig Dr Pepper, Inc.	4.35%	05/15/28	10,045,791
29,881,000	Molson Coors Beverage Co.	3.00%	07/15/26	29,772,099
				103,561,007
	Biotechnology — 0.4%
13,096,000	Amgen, Inc.	2.60%	08/19/26	13,007,702
15,000,000	Amgen, Inc.	3.20%	11/02/27	14,844,933
				27,852,635
	Building Materials — 1.3%
20,000,000	Amrize Finance U.S. LLC	4.60%	04/07/27	20,147,404
22,500,000	Amrize Finance U.S. LLC	4.70%	04/07/28	22,822,049
32,613,000	CRH America Finance, Inc. (c)	3.40%	05/09/27	32,396,898
8,611,000	Martin Marietta Materials, Inc.	3.45%	06/01/27	8,561,408
				83,927,759
	Commercial Services — 2.1%
14,584,000	Ashtead Capital, Inc. (c)	1.50%	08/12/26	14,367,682
29,700,000	Ashtead Capital, Inc. (c)	4.38%	08/15/27	29,660,616
5,010,000	Global Payments, Inc.	4.80%	04/01/26	5,015,244
20,000,000	Global Payments, Inc.	4.50%	11/15/28	20,093,623
22,098,000	PayPal Holdings, Inc., SOFR + 0.67% (a)	4.39%	03/06/28	22,171,535
9,000,000	Quanta Services, Inc.	4.30%	08/09/28	9,059,050
30,000,000	TR Finance LLC	3.35%	05/15/26	29,931,241
				130,298,991
	Computers — 0.3%
19,000,000	Dell International LLC / EMC Corp.	4.75%	04/01/28	19,272,319
	Cosmetics/Personal Care — 0.4%
24,274,000	Haleon US Capital LLC	3.38%	03/24/27	24,124,228
	Diversified Financial Services — 0.7%
16,000,000	American Express Co. (b)	5.65%	04/23/27	16,058,872
7,222,000	American Express Co. (b)	5.10%	02/16/28	7,306,826
10,000,000	American Express Co. (b)	4.73%	04/25/29	10,151,728

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Diversified Financial Services (Continued)
$5,375,000	Intercontinental Exchange, Inc.	3.10%	09/15/27	$5,315,722
8,000,000	Intercontinental Exchange, Inc.	3.95%	12/01/28	8,006,276
				46,839,424
	Electric — 1.9%
13,223,000	AEP Transmission Co. LLC	3.10%	12/01/26	13,149,563
15,000,000	Constellation Energy Generation LLC	3.90%	01/08/28	14,987,580
15,000,000	Constellation Energy Generation LLC, SOFR + 0.60% (a)	4.29%	01/08/28	15,029,712
8,745,000	Georgia Power Co., SOFR Compounded Index + 0.28% (a)	3.98%	09/15/26	8,747,464
15,000,000	Georgia Power Co.	4.00%	10/01/28	15,051,559
4,206,000	Mid-Atlantic Interstate Transmission LLC (c)	4.10%	05/15/28	4,213,762
5,318,000	San Diego Gas & Electric Co.	2.50%	05/15/26	5,297,870
10,822,017	Virginia Power Fuel Securitization LLC, Series A-1	5.09%	05/01/27	10,888,769
8,921,000	Vistra Operations Co. LLC (c)	5.05%	12/30/26	9,005,856
13,418,000	Vistra Operations Co. LLC (c)	3.70%	01/30/27	13,378,014
10,000,000	Vistra Operations Co. LLC (c)	4.30%	10/15/28	10,005,640
				119,755,789
	Electrical Components & Equipments — 0.1%
6,846,000	Molex Electronic Technologies LLC (c)	4.75%	04/30/28	6,941,549
	Electronics — 0.5%
8,706,000	Amphenol Corp.	3.80%	11/15/27	8,703,997
5,000,000	Amphenol Corp., SOFR + 0.53% (a)	4.33%	11/15/27	5,013,539
15,000,000	Amphenol Corp.	3.90%	11/15/28	14,999,383
				28,716,919
	Environmental Control — 0.5%
30,000,000	Veralto Corp.	5.50%	09/18/26	30,275,113
	Food — 3.3%
25,000,000	Campbell’s (The) Co.	5.20%	03/19/27	25,321,842
10,000,000	Campbell’s (The) Co.	4.15%	03/15/28	10,013,578
25,567,000	Conagra Brands, Inc.	5.30%	10/01/26	25,757,431
10,848,000	General Mills, Inc.	4.70%	01/30/27	10,926,150
13,232,000	General Mills, Inc.	3.20%	02/10/27	13,148,090
28,568,000	Kraft Heinz Foods Co.	3.00%	06/01/26	28,477,671
20,000,000	Kraft Heinz Foods Co.	3.88%	05/15/27	19,942,373
10,000,000	Mars, Inc. (c)	4.60%	03/01/28	10,134,953
3,413,000	McCormick & Co., Inc.	0.90%	02/15/26	3,409,106
10,192,000	McCormick & Co., Inc.	3.40%	08/15/27	10,120,808
14,955,000	Mondelez International, Inc.	2.63%	03/17/27	14,747,021
20,953,000	Sysco Corp.	3.30%	07/15/26	20,898,395
15,000,000	Sysco Corp.	3.25%	07/15/27	14,874,220
				207,771,638
	Healthcare-Products — 2.3%
12,352,000	Agilent Technologies, Inc.	3.05%	09/22/26	12,286,238
30,000,000	Alcon Finance Corp. (c)	2.75%	09/23/26	29,763,670
25,000,000	GE HealthCare Technologies, Inc.	5.65%	11/15/27	25,716,823
30,602,000	Solventum Corp.	5.45%	02/25/27	31,046,558
20,000,000	Stryker Corp.	3.50%	03/15/26	19,990,995
23,726,000	Zimmer Biomet Holdings, Inc.	4.70%	02/19/27	23,925,998
				142,730,282

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare-Services — 2.0%
$17,478,000	Cigna Group (The)	3.40%	03/01/27	$17,386,502
30,000,000	Elevance Health, Inc.	4.50%	10/30/26	30,143,910
17,000,000	Elevance Health, Inc.	4.00%	09/15/28	16,994,971
20,000,000	HCA, Inc.	5.38%	09/01/26	20,021,275
6,000,000	HCA, Inc.	3.13%	03/15/27	5,943,255
8,000,000	HCA, Inc.	5.00%	03/01/28	8,152,214
25,000,000	Universal Health Services, Inc.	1.65%	09/01/26	24,636,103
				123,278,230
	Insurance — 2.0%
25,000,000	Aon North America, Inc.	5.13%	03/01/27	25,308,782
23,000,000	Arthur J. Gallagher & Co.	4.60%	12/15/27	23,269,593
29,370,000	Brown & Brown, Inc.	4.60%	12/23/26	29,548,668
14,409,000	Brown & Brown, Inc.	4.70%	06/23/28	14,605,510
30,975,000	Willis North America, Inc.	4.65%	06/15/27	31,224,973
				123,957,526
	Internet — 0.1%
5,000,000	Expedia Group, Inc.	5.00%	02/15/26	5,000,594
	Lodging — 0.8%
30,000,000	Hyatt Hotels Corp.	5.75%	01/30/27	30,474,060
10,000,000	Marriott International, Inc.	4.20%	07/15/27	10,036,543
7,741,000	Marriott International, Inc., Series R	3.13%	06/15/26	7,718,992
				48,229,595
	Machinery-Construction & Mining — 0.4%
25,000,000	Caterpillar Financial Services Corp., SOFR + 0.40% (a)	4.09%	01/10/28	25,032,806
	Media — 0.5%
30,000,000	FactSet Research Systems, Inc.	2.90%	03/01/27	29,647,576
	Miscellaneous Manufacturing — 0.5%
30,000,000	Teledyne Technologies, Inc.	1.60%	04/01/26	29,880,983
	Packaging & Containers — 1.2%
22,406,000	Amcor Finance USA, Inc.	3.63%	04/28/26	22,379,956
10,000,000	Amcor Flexibles North America, Inc.	4.80%	03/17/28	10,151,601
25,000,000	Berry Global, Inc. (c)	4.88%	07/15/26	25,014,446
17,388,000	Packaging Corp. of America	3.40%	12/15/27	17,229,804
				74,775,807
	Pharmaceuticals — 2.0%
25,000,000	Becton Dickinson & Co.	3.70%	06/06/27	24,930,794
10,000,000	Becton Dickinson & Co.	4.69%	02/13/28	10,136,944
4,460,000	Cardinal Health, Inc.	4.70%	11/15/26	4,488,892
15,000,000	Cencora, Inc.	4.63%	12/15/27	15,190,985
15,000,000	CVS Health Corp.	2.88%	06/01/26	14,945,521
14,111,000	CVS Health Corp.	3.63%	04/01/27	14,052,641
10,000,000	CVS Health Corp.	1.30%	08/21/27	9,593,511
34,139,000	PRA Health Sciences, Inc. (c)	2.88%	07/15/26	33,933,609
				127,272,897
	Pipelines — 2.3%
12,975,000	Energy Transfer, L.P.	3.90%	07/15/26	12,973,389
20,820,000	Energy Transfer, L.P.	6.05%	12/01/26	21,153,798
33,389,000	Kinder Morgan, Inc.	1.75%	11/15/26	32,836,289

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Pipelines (Continued)
$19,498,000	Plains All American Pipeline, L.P. / PAA Finance Corp.	4.50%	12/15/26	$19,559,959
726,000	Sabine Pass Liquefaction LLC	5.88%	06/30/26	726,799
21,820,000	Spectra Energy Partners, L.P.	3.38%	10/15/26	21,738,903
33,664,000	Williams Cos. (The), Inc.	5.40%	03/02/26	33,711,904
				142,701,041
	Real Estate Investment Trusts — 1.7%
35,000,000	Crown Castle, Inc.	4.45%	02/15/26	34,998,841
30,000,000	Crown Castle, Inc.	3.70%	06/15/26	29,954,347
8,135,000	VICI Properties L.P. / VICI Note Co., Inc. (c)	4.50%	09/01/26	8,142,307
24,601,000	VICI Properties L.P. / VICI Note Co., Inc. (c)	4.25%	12/01/26	24,595,250
6,480,000	VICI Properties L.P. / VICI Note Co., Inc. (c)	5.75%	02/01/27	6,549,786
1,440,000	VICI Properties L.P. / VICI Note Co., Inc. (c)	3.75%	02/15/27	1,432,079
				105,672,610
	Retail — 0.5%
19,779,000	O’Reilly Automotive, Inc.	5.75%	11/20/26	20,030,277
9,600,000	Starbucks Corp.	4.75%	02/15/26	9,601,849
				29,632,126
	Software — 5.1%
30,000,000	Autodesk, Inc.	3.50%	06/15/27	29,821,786
5,852,000	Cadence Design Systems, Inc.	4.20%	09/10/27	5,877,907
35,000,000	Fidelity National Information Services, Inc.	1.15%	03/01/26	34,923,335
5,000,000	Fidelity National Information Services, Inc.	4.70%	07/15/27	5,018,874
6,499,000	Fidelity National Information Services, Inc.	1.65%	03/01/28	6,187,852
8,747,000	Fidelity National Information Services, Inc., Series 10Y	4.25%	05/15/28	8,722,379
25,088,000	Fiserv, Inc.	3.20%	07/01/26	25,002,562
20,986,000	Fiserv, Inc.	5.15%	03/15/27	21,219,989
5,000,000	Fiserv, Inc.	5.45%	03/02/28	5,125,576
20,000,000	Oracle Corp.	2.65%	07/15/26	19,865,498
15,000,000	Oracle Corp.	3.25%	11/15/27	14,715,772
2,000,000	Oracle Corp.	4.80%	08/03/28	2,014,253
19,486,000	Roper Technologies, Inc.	3.80%	12/15/26	19,474,791
12,937,000	Roper Technologies, Inc.	4.25%	09/15/28	13,013,139
30,000,000	Synopsys, Inc.	4.55%	04/01/27	30,219,834
10,000,000	Synopsys, Inc.	4.65%	04/01/28	10,129,803
29,891,000	VMware LLC	1.40%	08/15/26	29,504,206
7,146,000	VMware LLC	3.90%	08/21/27	7,150,828
30,000,000	Workday, Inc.	3.50%	04/01/27	29,845,593
				317,833,977
	Telecommunications — 1.7%
25,404,000	AT&T, Inc.	1.70%	03/25/26	25,327,871
21,843,000	AT&T, Inc.	4.25%	03/01/27	21,910,441
10,826,000	AT&T, Inc.	2.30%	06/01/27	10,607,971
26,114,000	T-Mobile USA, Inc.	2.63%	04/15/26	26,045,143
15,000,000	T-Mobile USA, Inc.	3.75%	04/15/27	14,964,747
10,000,000	T-Mobile USA, Inc.	4.75%	02/01/28	10,000,000
				108,856,173
	Total Corporate Bonds and Notes			3,040,727,483
	(Cost $3,026,186,075)

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES — 18.8%
	37 Capital CLO II
$700,000	Series 2022-1A, Class A1R, 3 Mo. CME Term SOFR + 1.29% (a) (c)	4.96%	07/15/34	$700,699
	522 Funding CLO Ltd.
2,000,000	Series 2017-1A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.18% (a) (c)	5.11%	10/20/34	2,003,996
448,922	Series 2018-3A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.04% (a) (c)	4.97%	10/20/31	449,384
250,000	Series 2020-6A, Class A1R2, 3 Mo. CME Term SOFR + 1.20% (a) (c)	4.87%	10/23/34	250,283
	AB BSL CLO 2 Ltd.
600,000	Series 2021-2A, Class A, 3 Mo. CME Term SOFR + CSA + 1.10% (a) (c)	5.03%	04/15/34	600,705
	AGL CLO 1 Ltd.
280,000	Series 2019-1A, Class ARR, 3 Mo. CME Term SOFR + 1.20% (a) (c)	4.87%	10/20/34	280,376
	AGL Core CLO 36 Ltd.
187,500	Series 2024-36A, Class X, 3 Mo. CME Term SOFR + 0.95% (a) (c)	4.62%	01/23/38	187,684
	Allegro CLO X Ltd.
93,536	Series 2019-1A, Class ARR, 3 Mo. CME Term SOFR + 1.13% (a) (c)	4.80%	04/20/32	93,747
	Alloya Auto Receivables Trust
9,260,717	Series 2025-1A, Class A2 (c)	4.78%	10/25/27	9,275,666
7,820,000	Series 2025-1A, Class A3 (c)	4.69%	12/26/28	7,850,578
	Ally Auto Receivables Trust
3,349,313	Series 2024-1, Class A3	5.08%	12/15/28	3,373,105
5,325,000	Series 2025-1, Class A2	4.03%	07/17/28	5,331,605
	American Credit Acceptance Receivables Trust
2,726,020	Series 2025-3, Class A (c)	4.73%	01/12/29	2,733,380
	AMMC CLO 30 Ltd.
2,400,000	Series 2024-30A, Class A1, 3 Mo. CME Term SOFR + 1.68% (a) (c)	5.35%	01/15/37	2,400,000
	Anchorage Capital CLO 18 Ltd.
300,000	Series 2021-18A, Class A1, 3 Mo. CME Term SOFR + 1.41% (a) (c)	5.08%	04/15/34	300,393
	Anchorage Capital CLO 6 Ltd.
3,714,286	Series 2015-6A, Class XR4, 3 Mo. CME Term SOFR + 1.15% (a) (c)	4.77%	07/22/38	3,717,287
	Apidos CLO XXIV
114,840	Series 2016-24A, Class A1AL, 3 Mo. CME Term SOFR + CSA + 0.95% (a) (c)	4.88%	10/20/30	115,029
	Ares LXIII CLO Ltd.
2,291,667	Series 2022-63A, Class XR, 3 Mo. CME Term SOFR + 1.05% (a) (c)	4.72%	10/15/38	2,293,404
	Atlas Senior Loan Fund XV Ltd.
240,025	Series 2019-15A, Class A1R, 3 Mo. CME Term SOFR + 1.22% (a) (c)	4.89%	10/23/32	240,730
	Atlas Senior Loan Fund XVIII Ltd.
500,000	Series 2021-18A, Class A1R, 3 Mo. CME Term SOFR + 1.11% (a) (c)	4.78%	01/18/35	500,935

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Bain Capital Credit CLO
$678,137	Series 2018-2A, Class A1R, 3 Mo. CME Term SOFR + 1.08% (a) (c)	4.75%	07/19/31	$678,857
5,000,000	Series 2019-1A, Class AR3, 3 Mo. CME Term SOFR + 0.98% (a) (c) (d)	0.00%	04/19/34	5,002,755
	Bain Capital Credit CLO Ltd.
4,447,250	Series 2020-1A, Class A1RR, 3 Mo. CME Term SOFR + 0.99% (a) (c)	4.66%	04/18/33	4,450,960
1,300,000	Series 2020-2A, Class ARR, 3 Mo. CME Term SOFR + 1.24% (a) (c)	4.91%	07/19/34	1,300,000
916,667	Series 2023-3A, Class XR, 3 Mo. CME Term SOFR + 1.00% (a) (c)	4.67%	10/24/38	917,383
1,000,000	Series 2024-3A, Class A1, 3 Mo. CME Term SOFR + 1.48% (a) (c)	5.15%	07/16/37	1,003,722
	Bank of America Auto Trust
12,148,447	Series 2024-1A, Class A3 (c)	5.35%	11/15/28	12,255,331
2,245,162	Series 2025-1A, Class A2A (c)	4.52%	11/22/27	2,249,207
1,962,064	Series 2025-1A, Class A2B, 30 Day Average SOFR + 0.55% (a) (c)	4.25%	11/22/27	1,963,482
	Battalion CLO IX Ltd.
3,757,524	Series 2015-9A, Class ARR, 3 Mo. CME Term SOFR + 0.96% (a) (c)	4.63%	07/15/31	3,762,594
	Battalion CLO X Ltd.
4,990,887	Series 2016-10A, Class A1R3, 3 Mo. CME Term SOFR + 1.14% (a) (c)	4.81%	01/24/35	4,997,376
	Battalion CLO XIV Ltd.
4,997,777	Series 2019-14A, Class AR2, 3 Mo. CME Term SOFR + 1.14% (a) (c)	4.81%	01/20/35	5,007,272
	Battalion CLO XXI Ltd.
7,500,000	Series 2021-21A, Class AR, 3 Mo. CME Term SOFR + 1.15% (a) (c)	4.82%	07/15/34	7,511,087
	Battalion CLO XXII Ltd.
600,000	Series 2021-22A, Class AR, 3 Mo. CME Term SOFR + 1.18% (a) (c)	4.85%	01/20/35	601,145
	Black Diamond CLO Ltd.
785,000	Series 2021-1A, Class A1AR, 3 Mo. CME Term SOFR + 1.25% (a) (c)	4.92%	11/22/34	786,108
100,000	Series 2024-1A, Class A1, 3 Mo. CME Term SOFR + 1.65% (a) (c)	5.32%	10/25/37	100,497
	BlackRock DLF X CLO, L.P.
9,950,000	Series 2025-2A, Class A, 3 Mo. CME Term SOFR + 1.27% (a) (c)	5.05%	11/21/33	9,937,618
	BlueMountain CLO Ltd.
10,400,000	Series 2015-4A, Class CR2, 3 Mo. CME Term SOFR + 1.30% (a) (c)	4.97%	04/20/30	10,410,021
4,023,241	Series 2016-3A, Class A1R2, 3 Mo. CME Term SOFR + 1.20% (a) (c)	5.05%	11/15/30	4,027,995
	BlueMountain CLO XXII Ltd.
109,596	Series 2018-22A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.08% (a) (c)	5.01%	07/15/31	109,750
	BlueMountain CLO XXVIII Ltd.
3,666,667	Series 2021-28A, Class X, 3 Mo. CME Term SOFR + 1.05% (a) (c)	4.72%	03/31/38	3,668,928

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	BlueMountain CLO XXXI Ltd.
$10,000,000	Series 2021-31A, Class A1R, 3 Mo. CME Term SOFR + 1.10% (a) (c)	4.77%	04/19/34	$10,022,785
	BMW Vehicle Lease Trust
12,682,891	Series 2024-1, Class A3	4.98%	03/25/27	12,710,440
5,000,000	Series 2025-2, Class A2A	3.94%	11/26/27	5,003,008
	BMW Vehicle Owner Trust
13,729,424	Series 2024-A, Class A3	5.18%	02/26/29	13,857,034
	Bridge Street CLO II Ltd.
250,000	Series 2021-1A, Class A1A, 3 Mo. CME Term SOFR + CSA + 1.23% (a) (c)	5.16%	07/20/34	250,000
	Canyon CLO Ltd.
589,172	Series 2018-1A, Class A, 3 Mo. CME Term SOFR + CSA + 1.07% (a) (c)	5.00%	07/15/31	589,986
	Carlyle Global Market Strategies CLO Ltd.
31,724	Series 2015-1A, Class AR3, 3 Mo. CME Term SOFR + CSA + 0.98% (a) (c)	4.91%	07/20/31	31,768
250,000	Series 2015-1A, Class BR3, 3 Mo. CME Term SOFR + CSA + 1.55% (a) (c)	5.48%	07/20/31	250,777
15,000,000	Series 2016-1A, Class A1R3, 3 Mo. CME Term SOFR + 1.09% (a) (c)	4.76%	04/20/34	15,017,383
	CarMax Auto Owner Trust
926,380	Series 2022-4, Class A3	5.34%	08/16/27	928,623
853,763	Series 2024-3, Class A2A	5.21%	09/15/27	855,098
4,728,163	Series 2025-2, Class A2A	4.59%	07/17/28	4,743,389
4,724,226	Series 2025-2, Class A2B, 30 Day Average SOFR + 0.69% (a)	4.40%	07/17/28	4,732,871
10,000,000	Series 2026-1, Class A2A	3.87%	04/16/29	10,009,430
	CarMax Select Receivables Trust
1,203,260	Series 2024-A, Class A2A	5.78%	09/15/27	1,205,092
2,883,500	Series 2024-A, Class A2B, 30 Day Average SOFR + 0.73% (a)	4.44%	09/15/27	2,884,538
2,411,382	Series 2025-A, Class A2A	4.76%	05/15/28	2,417,025
4,822,763	Series 2025-A, Class A2B, 30 Day Average SOFR + 0.68% (a)	4.39%	05/15/28	4,826,183
	CarVal CLO I Ltd.
2,687,634	Series 2018-1A, Class AR, 3 Mo. CME Term SOFR + 1.23% (a) (c)	4.90%	07/16/31	2,691,731
	CarVal CLO VI-C Ltd.
5,000,000	Series 2022-1A, Class XR, 3 Mo. CME Term SOFR + 0.95% (c) (d)	0.00%	03/21/38	5,001,250
	CFIP CLO Ltd.
4,000,000	Series 2021-1A, Class A, 3 Mo. CME Term SOFR + CSA + 1.22% (a) (c)	5.15%	01/20/35	4,006,581
	Chase Auto Owner Trust
5,924,092	Series 2024-1A, Class A3 (c)	5.13%	05/25/29	5,983,448
	CIFC Funding III Ltd.
850,000	Series 2022-3A, Class A, 3 Mo. CME Term SOFR + 1.41% (a) (c)	5.08%	04/21/35	851,717
	CIFC Funding IV Ltd.
144,578	Series 2017-4A, Class A1R, 3 Mo. CME Term SOFR + CSA + 0.95% (a) (c)	4.88%	10/24/30	144,578
	CIFC Funding R Ltd.
145,715	Series 2013-3RA, Class A1R, 3 Mo. CME Term SOFR + 1.00% (a) (c)	4.67%	04/24/31	145,654

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Citizens Auto Receivables Trust
$8,029,180	Series 2024-2, Class A3 (c)	5.33%	08/15/28	$8,081,337
	Columbia Cent CLO Ltd.
250,000	Series 2022-32A, Class A1R2, 3 Mo. CME Term SOFR + 1.12% (a) (c)	4.79%	07/24/34	250,291
100,000	Series 2024-33A, Class A1, 3 Mo. CME Term SOFR + 1.60% (a) (c)	5.27%	04/20/37	100,460
	CoreVest American Finance Trust
831,003	Series 2020-2, Class A (c)	3.38%	05/15/52	829,697
5,492,330	Series 2021-1, Class A (c)	1.57%	04/15/53	5,421,239
	CQS US CLO Ltd.
1,350,000	Series 2021-1A, Class AR, 3 Mo. CME Term SOFR + 1.20% (a) (c)	4.87%	01/20/35	1,350,674
	Crown City CLO V
500,000	Series 2023-5A, Class A1R, 3 Mo. CME Term SOFR + 1.60% (a) (c)	5.27%	04/20/37	502,319
	Crown Point CLO 8 Ltd.
500,000	Series 2019-8A, Class AR, 3 Mo. CME Term SOFR + 1.45% (a) (c)	5.12%	10/20/34	500,783
	Dell Equipment Finance Trust
4,836,063	Series 2024-1, Class A3 (c)	5.39%	03/22/30	4,871,131
10,496,070	Series 2024-2, Class A2 (c)	4.69%	08/22/30	10,514,976
	Dewolf Park CLO Ltd.
35,068	Series 2017-1A, Class AR, 3 Mo. CME Term SOFR + CSA + 0.92% (a) (c)	4.85%	10/15/30	35,068
	DLLAA LLC
4,434,503	Series 2025-1A, Class A2 (c)	4.70%	10/20/27	4,451,016
	Dryden 37 Senior Loan Fund
114,775	Series 2015-37A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.10% (a) (c)	5.03%	01/15/31	114,939
	Dryden 40 Senior Loan Fund
168,139	Series 2015-40A, Class AR2, 3 Mo. CME Term SOFR + CSA + 0.89% (a) (c)	5.00%	08/15/31	168,303
	Dryden 45 Senior Loan Fund
2,000,000	Series 2016-45A, Class BRR, 3 Mo. CME Term SOFR + 1.65% (a) (c)	5.32%	10/15/30	2,005,895
	Dryden 53 CLO Ltd.
13,338,578	Series 2017-53A, Class AR, 3 Mo. CME Term SOFR + 1.00% (a) (c)	4.67%	01/15/31	13,357,607
	Dryden 54 Senior Loan Fund
8,957	Series 2017-54A, Class AR, 3 Mo. CME Term SOFR + 1.15% (a) (c)	4.82%	10/19/29	8,966
8,550,000	Series 2017-54A, Class BR, 3 Mo. CME Term SOFR + 1.50% (a) (c)	5.17%	10/19/29	8,563,131
	Dryden 55 CLO Ltd.
779,950	Series 2018-55A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.02% (a) (c)	4.95%	04/15/31	780,725
	Dryden 60 CLO Ltd.
148,420	Series 2018-60A, Class A, 3 Mo. CME Term SOFR + CSA + 1.05% (a) (c)	4.98%	07/15/31	148,640

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Dryden 61 CLO Ltd.
$10,849,761	Series 2018-61A, Class A1R2, 3 Mo. CME Term SOFR + 1.08% (a) (c)	4.75%	01/17/32	$10,874,742
	Dryden 64 CLO Ltd.
1,200,000	Series 2018-64A, Class B, 3 Mo. CME Term SOFR + CSA + 1.40% (a) (c)	5.33%	04/18/31	1,203,621
	Dryden 80 CLO Ltd.
4,184,844	Series 2019-80A, Class ARR, 3 Mo. CME Term SOFR + 0.95% (a) (c)	4.62%	01/17/33	4,188,273
	Eaton Vance CLO Ltd.
976,000	Series 2019-1A, Class AR2, 3 Mo. CME Term SOFR + 1.51% (a) (c)	5.18%	07/15/37	980,295
	Elevation CLO Ltd.
1,500,000	Series 2026-19A, Class X, 3 Mo. CME Term SOFR + 0.95% (a) (c) (d)	0.00%	03/31/38	1,500,375
	Elmwood CLO 20 Ltd.
305,000	Series 2022-7A, Class AR, 3 Mo. CME Term SOFR + 1.50% (a) (c)	5.17%	01/17/37	305,000
	Elmwood CLO 29 Ltd.
150,000	Series 2024-5A, Class AR1, 3 Mo. CME Term SOFR + 1.52% (a) (c)	5.19%	04/20/37	150,633
	Exeter Automobile Receivables Trust
1,884,429	Series 2025-2A, Class A2	4.78%	06/15/27	1,885,183
4,491,752	Series 2025-3A, Class A2	4.83%	01/18/28	4,498,861
5,000,000	Series 2026-1A, Class A2	4.08%	09/15/28	5,002,378
4,649,000	Series 2026-1A, Class A3	4.03%	03/15/30	4,657,560
	Exeter Select Automobile Receivables Trust
5,916,344	Series 2025-1, Class A2	4.83%	10/16/28	5,933,415
6,759,067	Series 2025-2, Class A2	4.54%	06/15/29	6,782,585
15,020,000	Series 2025-3, Class A2	4.24%	05/15/29	15,039,262
	Ford Credit Auto Lease Trust
82,735	Series 2024-B, Class A2A	5.18%	02/15/27	82,781
14,000,000	Series 2025-A, Class A3	4.72%	06/15/28	14,131,863
	Ford Credit Auto Owner Trust
12,599,861	Series 2022-C, Class A4	4.59%	12/15/27	12,622,224
4,064,051	Series 2023-A, Class A3	4.65%	02/15/28	4,075,306
8,771,255	Series 2024-A, Class A3	5.09%	12/15/28	8,851,124
10,535,639	Series 2025-A, Class A2A	4.47%	12/15/27	10,563,398
3,490,934	Series 2025-A, Class A2B, 30 Day Average SOFR + 0.41% (a)	4.12%	12/15/27	3,494,058
8,500,000	Series 2025-B, Class A2A	3.88%	06/15/28	8,504,573
8,400,000	Series 2025-B, Class A2B, 30 Day Average SOFR + 0.30% (a)	4.01%	06/15/28	8,403,189
	Fortress Credit BSL VII Ltd.
457,274	Series 2019-1A, Class A1R, 3 Mo. CME Term SOFR + 1.09% (a) (c)	4.76%	07/23/32	457,984
	Fortress Credit BSL XIX Ltd.
833,334	Series 2023-2A, Class XR, 3 Mo. CME Term SOFR + 1.10% (a) (c)	4.77%	07/24/36	834,504
	Galaxy XXII CLO Ltd.
373,772	Series 2016-22A, Class ARRR, 3 Mo. CME Term SOFR + 1.24% (a) (c)	4.91%	04/16/34	373,772

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Gallatin CLO VIII Ltd.
$139,351	Series 2017-1A, Class A1R, 3 Mo. CME Term SOFR + CSA + 1.09% (a) (c)	5.02%	07/15/31	$139,553
	GLS Auto Receivables Issuer Trust
787,502	Series 2024-4A, Class A2 (c)	4.76%	10/15/27	787,692
	GM Financial Consumer Automobile Receivables Trust
1,507,560	Series 2023-2, Class A3	4.47%	02/16/28	1,510,217
4,557,795	Series 2024-4, Class A2B, 30 Day Average SOFR + 0.40% (a)	4.11%	10/18/27	4,558,906
2,299,432	Series 2025-3, Class A2A	4.32%	06/16/28	2,304,969
2,299,432	Series 2025-3, Class A2B, 30 Day Average SOFR + 0.30% (a)	4.01%	06/16/28	2,300,332
	Greywolf CLO IV Ltd.
20,000,000	Series 2019-1A, Class A1R2, 3 Mo. CME Term SOFR + 1.24% (a) (c)	4.91%	04/17/34	20,020,012
	Greywolf CLO VII Ltd.
1,472	Series 2018-2A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.18% (a) (c)	5.11%	10/20/31	1,473
	HalseyPoint CLO 4 Ltd.
300,000	Series 2021-4A, Class A, 3 Mo. CME Term SOFR + CSA + 1.22% (a) (c)	5.15%	04/20/34	300,423
	Honda Auto Receivables Owner Trust
21,422,156	Series 2024-1, Class A3	5.21%	08/15/28	21,606,434
	Hyundai Auto Lease Securitization Trust
2,674,881	Series 2024-A, Class A3 (c)	5.02%	03/15/27	2,679,405
11,451,203	Series 2024-B, Class A3 (c)	5.41%	05/17/27	11,504,632
4,019,284	Series 2024-C, Class A2A (c)	4.77%	03/15/27	4,028,041
5,135,976	Series 2025-B, Class A2A (c)	4.58%	09/15/27	5,157,007
5,135,976	Series 2025-B, Class A2B, 30 Day Average SOFR + 0.70% (a) (c)	4.41%	09/15/27	5,146,667
	Hyundai Auto Receivables Trust
328,080	Series 2023-A, Class A3	4.58%	04/15/27	328,290
7,227,694	Series 2023-C, Class A3	5.54%	10/16/28	7,283,474
952,239	Series 2024-C, Class A2A	4.53%	09/15/27	953,611
6,810,712	Series 2025-A, Class A2B, 30 Day Average SOFR + 0.34% (a)	4.05%	12/15/27	6,813,978
	ICG U.S. CLO Ltd.
250,000	Series 2014-1A, Class A1A2, 3 Mo. CME Term SOFR + CSA + 1.20% (a) (c)	5.13%	10/20/34	250,384
991,678	Series 2015-2RA, Class A1R, 3 Mo. CME Term SOFR + 0.99% (a) (c)	4.66%	01/16/33	992,569
	John Deere Owner Trust
5,354,584	Series 2023-B, Class A3	5.18%	03/15/28	5,387,221
16,883,208	Series 2024-A, Class A3	4.96%	11/15/28	17,030,310
4,947,319	Series 2024-C, Class A2B, 30 Day Average SOFR + 0.43% (a)	4.14%	08/16/27	4,949,664
	KKR CLO 24 Ltd.
99,283	Series 24, Class A1R, 3 Mo. CME Term SOFR + CSA + 1.08% (a) (c)	5.01%	04/20/32	99,546
	KKR CLO 25 Ltd.
600,000	Series 25, Class AR2, 3 Mo. CME Term SOFR + 0.95% (a) (c)	4.62%	07/15/34	600,356
	KKR CLO 41 Ltd.
5,500,000	Series 2022-41A, Class A1, 3 Mo. CME Term SOFR + 1.33% (a) (c)	5.00%	04/15/35	5,510,981

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	KKR CLO 46 Ltd.
$600,000	Series 2023-46A, Class X, 3 Mo. CME Term SOFR + 1.10% (a) (c)	4.77%	10/20/37	$600,358
	KKR CLO 9 Ltd.
237,470	Series 9, Class BR2, 3 Mo. CME Term SOFR + CSA + 1.65% (a) (c)	5.58%	07/15/30	238,096
	Kubota Credit Owner Trust
233,790	Series 2024-1A, Class A2 (c)	5.39%	01/15/27	233,932
	LAD Auto Receivables Trust
9,020,104	Series 2025-2A, Class A2 (c)	4.30%	07/17/28	9,032,198
	LCM 26 Ltd.
18,246	Series 26A, Class B, 3 Mo. CME Term SOFR + CSA + 1.40% (a) (c)	5.33%	01/20/31	18,277
	LCM 29 Ltd.
76,082	Series 29A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.07% (a) (c)	5.00%	04/15/31	76,252
5,000,000	Series 31A, Class AR, 3 Mo. CME Term SOFR + 1.28% (a) (c)	4.95%	07/20/34	5,006,709
	LCM 37 Ltd.
226,493	Series 37A, Class A1R, 3 Mo. CME Term SOFR + 1.06% (a) (c)	4.73%	04/15/34	226,750
	Madison Park Funding XXXIII Ltd.
219,072	Series 2019-33A, Class AR, 3 Mo. CME Term SOFR + 1.29% (a) (c)	4.96%	10/15/32	219,581
	MAN GLG U.S. CLO Ltd.
1,500,000	Series 2021-1A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.30% (a) (c)	5.23%	07/15/34	1,502,489
	Mercedes-Benz Auto Receivables Trust
1,257,922	Series 2022-1, Class A3	5.21%	08/16/27	1,261,150
6,644,904	Series 2023-1, Class A3	4.51%	11/15/27	6,659,003
19,646,954	Series 2024-1, Class A3	4.80%	04/16/29	19,787,984
3,965,091	Series 2025-1, Class A2B, 30 Day Average SOFR + 0.32% (a)	4.03%	02/15/28	3,966,160
10,000,000	Series 2025-1, Class A3	4.78%	12/17/29	10,136,617
	Milos CLO Ltd.
150,282	Series 2017-1A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.55% (a) (c)	5.48%	10/20/30	150,703
	Mountain View CLO XIV Ltd.
500,000	Series 2019-1A, Class A1R, 3 Mo. CME Term SOFR + 1.16% (a) (c)	6.81%	10/15/34	500,593
	Mountain View CLO XV Ltd.
825,000	Series 2019-2A, Class A1R, 3 Mo. CME Term SOFR + 1.67% (a) (c)	5.34%	07/15/37	828,861
	Neuberger Berman Loan Advisers CLO 34 Ltd.
4,500,000	Series 2019-34A, Class XR2, 3 Mo. CME Term SOFR + 0.97% (a) (c)	4.64%	07/20/39	4,502,692
	Neuberger Berman Loan Advisers CLO 43 Ltd.
1,000,000	Series 2021-43A, Class AR, 3 Mo. CME Term SOFR + 1.05% (a) (c)	4.72%	07/17/36	1,000,848
	Nissan Auto Lease Trust
17,545,142	Series 2024-A, Class A3	4.91%	04/15/27	17,583,124
7,150,067	Series 2024-B, Class A2A	5.05%	06/15/27	7,175,166
	Oaktree CLO Ltd.
750,000	Series 2024-26A, Class A1, 3 Mo. CME Term SOFR + 1.53% (a) (c)	5.20%	04/20/37	753,183

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Obra CLO Ltd.
$220,000	Series 2025-2A, Class A1, 3 Mo. CME Term SOFR + 1.54% (a) (c)	5.21%	07/20/38	$220,537
	Octagon 54 Ltd.
10,300,000	Series 2021-1A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.12% (a) (c)	5.05%	07/15/34	10,313,093
	Octagon Investment Partners 34 Ltd.
393,577	Series 2017-1A, Class B1, 3 Mo. CME Term SOFR + CSA + 1.40% (a) (c)	5.33%	01/20/30	394,303
	Octagon Investment Partners 44 Ltd.
25,000,000	Series 2019-1A, Class AR2, 3 Mo. CME Term SOFR + 1.15% (a) (c)	4.82%	10/15/34	25,049,217
	OFSI BSL X Ltd.
150,000	Series 2021-10A, Class AR, 3 Mo. CME Term SOFR + 1.27% (a) (c)	4.94%	04/20/34	150,299
	OHA Credit Funding 12-R Ltd.
2,677,500	Series 2022-12RA, Class X, 3 Mo. CME Term SOFR + 0.95% (a) (c)	4.62%	07/20/37	2,680,126
	OHA Credit Partners XI Ltd.
425,000	Series 2015-11A, Class A1R2, 3 Mo. CME Term SOFR + 1.46% (a) (c)	5.13%	04/20/37	426,594
	OZLM XV Ltd.
3,231,720	Series 2016-15A, Class A1R3, 3 Mo. CME Term SOFR + 1.05% (a) (c)	4.72%	04/20/33	3,235,124
	OZLM XXIV Ltd.
62,017	Series 2019-24A, Class A1AR, 3 Mo. CME Term SOFR + CSA + 1.16% (a) (c)	5.09%	07/20/32	62,150
	Pagaya AI Debt Grantor Trust
646,492	Series 2024-2, Class A (c)	6.32%	08/15/31	647,958
907,207	Series 2024-5, Class A (c)	6.28%	10/15/31	911,584
4,014,886	Series 2024-10, Class A (c)	5.18%	06/15/32	4,034,214
2,758,021	Series 2024-11, Class A (c)	5.09%	07/15/32	2,773,151
4,436,083	Series 2025-5, Class A1 (c)	4.68%	08/17/26	4,439,070
4,677,306	Series 2025-6, Class A (c) (e)	4.36%	04/15/33	4,681,913
15,868,107	Series 2025-7, Class A1 (c)	4.27%	11/16/26	15,871,849
7,270,377	Series 2025-R3, Class A (c)	4.84%	01/18/33	7,284,455
3,000,000	Series 2026-1, Class A1 (c) (d) (f)	4.23%	02/15/27	3,000,000
1,500,000	Series 2026-1, Class A2 (c) (d) (f)	4.74%	09/15/33	1,500,000
	Palmer Square Loan Funding Ltd.
17,833,814	Series 2025-2A, Class A1, 3 Mo. CME Term SOFR + 0.94% (a) (c)	4.61%	07/15/33	17,855,192
	PFS Financing Corp.
10,000,000	Series 2025-C, Class A, 30 Day Average SOFR + 0.95% (a) (c)	4.66%	04/15/29	10,038,719
15,000,000	Series 2025-E, Class A, 30 Day Average SOFR + 0.70% (a) (c)	4.41%	07/15/29	15,021,573
	Pikes Peak CLO
350,000	Series 2018-2A, Class ARR, 3 Mo. CME Term SOFR + 1.22% (a) (c)	4.89%	10/11/34	350,396
	Point Au Roche Park CLO Ltd.
140,000	Series 2021-1A, Class A, 3 Mo. CME Term SOFR + CSA + 1.08% (a) (c)	5.01%	07/20/34	140,000

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Porsche Financial Auto Securitization Trust
$1,322,452	Series 2023-1A, Class A3 (c)	4.81%	09/22/28	$1,326,915
8,578,264	Series 2025-1A, Class A2A (c)	3.91%	03/22/29	8,583,820
	Porsche Innovative Lease Owner Trust
4,646,281	Series 2025-1A, Class A2B, 30 Day Average SOFR + 0.50% (a) (c)	4.20%	12/20/27	4,650,709
	RCKT Trust
1,754,885	Series 2025-1A, Class A (c)	4.90%	07/25/34	1,759,567
	RCKTL Trust
5,543,982	Series 2025-2A, Class A (c)	4.48%	11/27/34	5,550,719
	Regatta XVI Funding Ltd.
873,883	Series 2019-2A, Class A1R, 3 Mo. CME Term SOFR + 1.20% (a) (c)	4.87%	01/15/33	873,883
	Research-Driven Pagaya Motor Asset Trust
10,550,654	Series 2023-3A, Class A (c)	7.13%	01/26/32	10,569,860
6,360,085	Series 2025-1A, Class A (c)	5.04%	06/27/33	6,392,134
	Research-Driven Pagaya Motor Trust
2,278,554	Series 2024-1A, Class A (c)	7.09%	06/25/32	2,286,893
6,250,000	Series 2025-5A, Class A3 (c)	4.84%	06/26/34	6,270,544
9,400,000	Series 2025-6A, Class A3 (c)	5.01%	08/25/34	9,429,673
	Rockford Tower CLO Ltd.
129,103	Series 2018-1A, Class A, 3 Mo. CME Term SOFR + CSA + 1.10% (a) (c)	5.25%	05/20/31	129,216
528,571	Series 2019-2A, Class AR2, 3 Mo. CME Term SOFR + 1.13% (a) (c)	5.02%	08/20/32	530,000
	Romark CLO IV Ltd.
5,000,000	Series 2021-4A, Class A1R, 3 Mo. CME Term SOFR + 1.14% (a) (c)	4.79%	07/10/34	5,006,793
	Santander Drive Auto Receivables Trust
1,520,668	Series 2022-6, Class C	4.96%	11/15/28	1,523,591
8,974,738	Series 2024-4, Class A3	4.85%	01/16/29	8,998,095
565,806	Series 2025-1, Class A2	4.76%	08/16/27	565,985
6,194,751	Series 2025-3, Class A2	4.63%	10/16/28	6,212,278
	Saranac CLO VI Ltd.
701,220	Series 2018-6A, Class A1R, 3 Mo. CME Term SOFR + CSA + 1.14% (a) (c)	5.12%	08/13/31	701,801
	SBNA Auto Lease Trust
1,994,677	Series 2024-A, Class A3 (c)	5.39%	11/20/26	1,997,758
6,490,000	Series 2025-A, Class A3 (c)	4.83%	04/20/28	6,527,612
	SCCU Auto Receivables Trust
6,685,398	Series 2025-1A, Class A2 (c)	4.67%	11/15/28	6,705,850
7,500,000	Series 2025-1A, Class A3 (c)	4.57%	01/15/31	7,575,337
	Sculptor CLO XXVII Ltd.
500,000	Series 27A, Class A1R, 3 Mo. CME Term SOFR + 1.06% (a) (c)	4.73%	07/20/34	500,000
	Shackleton CLO Ltd.
1,952	Series 2013-4RA, Class A1A, 3 Mo. CME Term SOFR + CSA + 1.00% (a) (c)	4.91%	04/13/31	1,954
	Sound Point CLO XIX Ltd.
5,257	Series 2018-1A, Class A, 3 Mo. CME Term SOFR + CSA + 1.00% (a) (c)	4.93%	04/15/31	5,262

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Sound Point CLO XX Ltd.
$188,940	Series 2018-2A, Class A, 3 Mo. CME Term SOFR + CSA + 1.10% (a) (c)	5.03%	07/26/31	$189,227
	Southwick Park CLO LLC
8,446,005	Series 2019-4A, Class A1RR, 3 Mo. CME Term SOFR + 1.00% (a) (c)	4.67%	07/20/32	8,471,173
	Steele Creek CLO Ltd.
291,260	Series 2017-1A, Class B, 3 Mo. CME Term SOFR + CSA + 1.60% (a) (c)	5.53%	10/15/30	292,012
419,913	Series 2018-1A, Class B, 3 Mo. CME Term SOFR + CSA + 1.48% (a) (c)	5.41%	04/15/31	421,013
	Stellantis Financial Underwritten Enhanced Lease Trust
15,832,305	Series 2025-AA, Class A2 (c)	4.63%	07/20/27	15,898,570
	Symphony CLO XIX Ltd.
160,895	Series 2018-19A, Class A, 3 Mo. CME Term SOFR + CSA + 0.96% (a) (c)	4.89%	04/16/31	161,056
	Symphony CLO XXII Ltd.
919,578	Series 2020-22A, Class A1AR, 3 Mo. CME Term SOFR + 1.18% (a) (c)	4.85%	04/18/33	921,759
	Symphony CLO XXIX Ltd.
4,000,000	Series 2021-29A, Class XR, 3 Mo. CME Term SOFR + 1.00% (a) (c)	4.67%	10/15/35	4,004,480
	Symphony CLO XXXII Ltd.
3,970,000	Series 2022-32A, Class XR, 3 Mo. CME Term SOFR + 1.00% (a) (c)	4.67%	10/23/35	3,974,514
	TCI-Flatiron CLO Ltd.
3,990,423	Series 2018-1A, Class AR2, 3 Mo. CME Term SOFR + 0.95% (a) (c)	4.62%	07/29/35	3,999,741
	TCI-Symphony CLO Ltd.
248,755	Series 2017-1A, Class AR, 3 Mo. CME Term SOFR + CSA + 0.93% (a) (c)	4.86%	07/15/30	248,879
	THL Credit Wind River CLO Ltd.
700,000	Series 2017-3A, Class AR2, 3 Mo. CME Term SOFR + 1.20% (a) (c)	4.87%	04/15/35	700,699
	TICP CLO VII Ltd.
340,812	Series 2017-7A, Class ASR2, 3 Mo. CME Term SOFR + 1.30% (a) (c)	4.97%	04/15/33	341,604
	T-Mobile U.S. Trust
27,295,000	Series 2024-1A, Class A (c)	5.05%	09/20/29	27,478,974
17,000,000	Series 2024-2A, Class A (c)	4.25%	05/21/29	17,084,595
	Toyota Auto Receivables Owner Trust
2,483,363	Series 2022-D, Class A3	5.30%	09/15/27	2,495,033
1,984,294	Series 2023-B, Class A3	4.71%	02/15/28	1,991,928
5,546,838	Series 2023-D, Class A3	5.54%	08/15/28	5,607,595
11,682,312	Series 2024-A, Class A3	4.83%	10/16/28	11,759,857
4,752,289	Series 2025-B, Class A2A	4.46%	03/15/28	4,764,488
4,497,434	Series 2025-B, Class A2B, 30 Day Average SOFR + 0.54% (a)	4.25%	03/15/28	4,502,360
	Toyota Lease Owner Trust
17,045,000	Series 2024-A, Class A4 (c)	5.26%	06/20/28	17,122,602
171,584	Series 2024-B, Class A2B, 30 Day Average SOFR + 0.44% (a) (c)	4.14%	02/22/27	171,605

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Trinitas CLO XIX Ltd.
$217,341	Series 2022-19A, Class A1R, 3 Mo. CME Term SOFR + 1.11% (a) (c)	4.78%	10/20/33	$217,739
	Trinitas CLO XV Ltd.
10,000,000	Series 2021-15A, Class A1R, 3 Mo. CME Term SOFR + 1.12% (a) (c)	4.79%	04/22/34	10,013,351
	Trinitas CLO XVI Ltd.
5,000,000	Series 2021-16A, Class A1R, 3 Mo. CME Term SOFR + 1.13% (a) (c)	4.80%	07/20/34	5,006,806
	USB Auto Owner Trust
10,798,493	Series 2025-1A, Class A2 (c)	4.51%	06/15/28	10,820,781
	Venture 32 CLO Ltd.
125,414	Series 2018-32A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.10% (a) (c)	5.03%	07/18/31	125,600
	Venture 37 CLO Ltd.
569,006	Series 2019-37A, Class A1RR, 3 Mo. CME Term SOFR + 1.25% (a) (c)	4.92%	07/15/32	570,585
	Venture 42 CLO Ltd.
10,665,000	Series 2021-42A, Class A1A, 3 Mo. CME Term SOFR + CSA + 1.13% (a) (c)	5.06%	04/15/34	10,675,583
	Venture 45 CLO Ltd.
333,332	Series 2022-45A, Class XR, 3 Mo. CME Term SOFR + 1.05% (a) (c)	4.72%	07/20/35	333,537
	Venture CLO Ltd.
188,257	Series 2018-34A, Class AR, 3 Mo. CME Term SOFR + 1.28% (a) (c)	4.95%	10/15/31	188,662
136,286	Series 2019-36A, Class A1AR, 3 Mo. CME Term SOFR + CSA + 1.13% (a) (c)	5.06%	04/20/32	136,422
	Verizon Master Trust
12,510,000	Series 2025-3, Class A1A	4.51%	03/20/30	12,614,362
12,500,000	Series 2025-3, Class A1B, 30 Day Average SOFR + 0.55% (a)	4.26%	03/20/30	12,529,807
	Volkswagen Auto Lease Trust
22,822,000	Series 2024-A, Class A3	5.21%	06/21/27	22,947,868
	Volkswagen Auto Loan Enhanced Trust
10,029,269	Series 2025-1, Class A2A	4.51%	01/20/28	10,053,073
3,254,143	Series 2025-1, Class A2B, 30 Day Average SOFR + 0.44% (a)	4.14%	01/20/28	3,256,548
	Voya CLO Ltd.
5,487	Series 2013-2A, Class A1R, 3 Mo. CME Term SOFR + CSA + 0.97% (a) (c)	5.09%	04/25/31	5,493
594,307	Series 2013-3A, Class A1RR, 3 Mo. CME Term SOFR + CSA + 1.15% (a) (c)	5.08%	10/18/31	595,359
16,004	Series 2016-1A, Class A1R, 3 Mo. CME Term SOFR + CSA + 1.07% (a) (c)	5.00%	01/20/31	16,021
104,239	Series 2018-1A, Class A1, 3 Mo. CME Term SOFR + CSA + 0.95% (a) (c)	4.88%	04/19/31	104,347
36,768	Series 2018-2A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.00% (a) (c)	4.93%	07/15/31	36,821
	Westlake Automobile Receivables Trust
225,779	Series 2023-P1, Class A2 (c)	5.89%	02/16/27	225,981
6,000,000	Series 2025-2A, Class A2A (c)	4.66%	09/15/28	6,016,963
6,000,000	Series 2025-2A, Class A2B, 30 Day Average SOFR + 0.58% (a) (c)	4.29%	09/15/28	6,003,584

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Westlake Automobile Receivables Trust (Continued)
$5,000,000	Series 2025-3A, Class A2 (c)	4.31%	04/17/28	$5,007,560
4,078,823	Series 2025-P1, Class A2 (c)	4.65%	02/15/28	4,091,101
10,000,000	Series 2026-1A, Class A2A (c)	4.02%	09/15/28	10,002,726
	Wind River CLO Ltd.
250,000	Series 2021-4A, Class AR, 3 Mo. CME Term SOFR + 1.23% (a) (c)	4.90%	01/20/35	250,543
	World Omni Auto Receivables Trust
2,253,135	Series 2023-A, Class A3	4.83%	05/15/28	2,258,482
369,811	Series 2024-C, Class A2A	4.78%	01/18/28	370,178
4,874,372	Series 2025-B, Class A2A	4.38%	08/15/28	4,885,249
4,862,216	Series 2025-B, Class A2B, 30 Day Average SOFR + 0.47% (a)	4.18%	08/15/28	4,865,441
5,000,000	Series 2025-D, Class A2A	3.91%	02/15/29	5,004,892
	World Omni Automobile Lease Securitization Trust
2,948,841	Series 2025-A, Class A2B, 30 Day Average SOFR + 0.39% (a)	4.10%	12/15/27	2,950,350
	World Omni Select Auto Trust
562,227	Series 2024-A, Class A2B, 30 Day Average SOFR + 0.62% (a)	4.33%	02/15/28	562,261
	Total Asset-Backed Securities			1,174,868,098
	(Cost $1,171,693,302)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER — 15.7%
	Banks — 7.0%
25,000,000	Australia & New Zealand Banking Group Ltd.	4.52%	03/11/26	25,000,000
25,000,000	Australia & New Zealand Banking Group Ltd.	4.07%	06/05/26	24,659,861
25,000,000	Commonwealth Bank of Australia	4.31%	02/17/26	25,000,000
25,000,000	Commonwealth Bank of Australia	4.12%	03/05/26	24,999,740
25,000,000	ING US Funding LLC	4.36%	06/12/26	25,000,000
15,000,000	Lloyds Bank PLC	4.43%	05/06/26	15,000,000
25,000,000	National Australia Bank Ltd.	4.62%	03/05/26	25,000,000
15,000,000	National Australia Bank Ltd.	4.46%	06/02/26	15,000,000
20,000,000	National Australia Bank Ltd.	3.91%	10/06/26	20,000,000
20,000,000	Royal Bank of Canada	3.95%	01/25/27	20,000,000
15,000,000	Skandinaviska Enskilda Banken AB	3.94%	04/02/26	15,000,000
25,000,000	Skandinaviska Enskilda Banken AB	4.00%	06/12/26	24,646,347
25,000,000	Skandinaviska Enskilda Banken AB	3.92%	08/26/26	25,000,000
15,000,000	Svenska Handelsbanken AB	4.56%	04/29/26	14,999,986
25,000,000	Svenska Handelsbanken AB	4.43%	08/14/26	25,000,000
25,000,000	Swedbank AB	4.66%	04/06/26	25,000,000
15,000,000	Swedbank AB	4.67%	04/15/26	15,000,000
25,000,000	Swedbank AB	4.65%	07/01/26	25,000,000
20,000,000	Westpac Banking Corp.	4.53%	02/27/26	20,000,000
25,000,000	Westpac Banking Corp.	4.70%	04/13/26	25,000,000
				434,305,934
	Beverages — 0.5%
11,500,000	Bacardi-Martini B.V.	4.01%	02/02/26	11,498,738
20,000,000	Keurig Dr Pepper, Inc.	3.88%	02/13/26	19,974,525
				31,473,263

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER (Continued)
	Chemicals — 0.5%
$31,600,000	Cabot Corp.	3.80%	02/02/26	$31,596,708
	Commercial Services — 1.4%
32,800,000	Global Payments, Inc.	4.06%	02/02/26	32,796,355
29,000,000	Global Payments, Inc.	4.09%	02/03/26	28,993,503
25,000,000	Quanta Services, Inc.	3.87%	02/02/26	24,997,347
				86,787,205
	Diversified Financial Services — 0.7%
25,000,000	Intercontinental Exchange, Inc.	3.84%	02/06/26	24,986,862
20,000,000	Intercontinental Exchange, Inc.	3.84%	02/18/26	19,964,289
				44,951,151
	Electric — 0.8%
17,500,000	Delmarva Power & Light Co.	3.86%	02/05/26	17,492,603
20,000,000	San Diego Gas & Electric Co.	3.87%	02/06/26	19,989,411
15,000,000	Virginia Electric and Power Co.	3.86%	02/11/26	14,984,152
				52,466,166
	Environmental Control — 0.3%
15,000,000	Republic Services, Inc.	3.84%	02/13/26	14,981,094
	Healthcare-Services — 0.2%
13,700,000	HCA, Inc.	4.01%	02/03/26	13,696,993
	Pharmaceuticals — 0.3%
20,500,000	Cencora, Inc.	3.89%	02/26/26	20,445,464
	Pipelines — 2.0%
30,000,000	Energy Transfer, L.P.	3.86%	02/02/26	29,996,824
15,000,000	Plains All American Pipeline, L.P.	3.86%	02/05/26	14,993,665
20,000,000	Plains All American Pipeline, L.P.	3.87%	02/10/26	19,980,940
60,000,000	Targa Resources Corp.	3.86%	02/02/26	59,993,649
				124,965,078
	Retail — 1.0%
65,000,000	AutoNation, Inc.	4.06%	02/02/26	64,992,776
	Transportation — 0.3%
20,000,000	Canadian National Railway Co.	3.81%	02/10/26	19,981,232
	Water — 0.7%
25,000,000	American Water Capital Corp.	3.81%	02/03/26	24,994,786
15,000,000	American Water Capital Corp.	3.84%	02/05/26	14,993,694
				39,988,480
	Total Commercial Paper			980,631,544
	(Cost $980,631,543)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES — 8.8%
	Banks — 5.9%
25,000,000	Banco Santander S.A., SOFR + 0.28% (a)	3.92%	05/06/26	25,005,838
25,000,000	Bank of Montreal, SOFR + 0.62% (a)	4.31%	01/13/28	25,035,379
15,000,000	Bank of Montreal (b)	4.06%	09/22/28	15,026,956

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$5,000,000	Barclays PLC (b)	5.83%	05/09/27	$5,022,856
4,996,000	Barclays PLC	4.34%	01/10/28	5,010,029
9,412,000	Barclays PLC (b)	5.09%	02/25/29	9,596,747
25,000,000	BNP Paribas S.A., SOFR + 0.33% (a)	4.40%	07/10/26	25,017,288
12,000,000	Canadian Imperial Bank of Commerce (b)	4.51%	09/11/27	12,038,500
9,850,000	Canadian Imperial Bank of Commerce, SOFR Compounded Index + 0.93% (a)	4.63%	09/11/27	9,879,891
20,000,000	Canadian Imperial Bank of Commerce (b)	4.24%	09/08/28	20,076,444
20,000,000	Cooperatieve Rabobank U.A., SOFR Compounded Index + 0.62% (a)	4.37%	08/28/26	20,043,945
25,000,000	Credit Agricole Corporate and Investment Bank, SOFR + 0.29% (a)	3.94%	03/13/26	25,006,075
5,000,000	Lloyds Banking Group PLC (b)	1.63%	05/11/27	4,967,763
15,000,000	Lloyds Banking Group PLC (b)	5.46%	01/05/28	15,196,707
10,000,000	Lloyds Banking Group PLC (b)	3.57%	11/07/28	9,924,048
15,000,000	Royal Bank of Canada (b)	5.07%	07/23/27	15,078,453
10,000,000	Royal Bank of Canada (b)	4.72%	03/27/28	10,091,853
5,000,000	Royal Bank of Canada (b)	4.97%	01/24/29	5,098,977
5,000,000	Royal Bank of Canada (b)	4.50%	08/06/29	5,054,065
25,000,000	Svenska Handelsbanken, SOFR + 0.29% (a)	3.97%	05/29/26	25,015,575
20,000,000	Toronto-Dominion Bank (The), SOFR + 0.45% (a)	4.13%	04/22/26	20,015,132
20,000,000	Toronto-Dominion Bank (The), Series F, SOFR + 0.58% (a)	4.27%	01/13/28	20,032,992
5,385,000	Toronto-Dominion Bank (The)	4.86%	01/31/28	5,478,395
10,000,000	UBS AG (b)	4.86%	01/10/28	10,088,952
24,401,000	UBS Group AG (b) (c)	4.70%	08/05/27	24,479,229
				367,282,089
	Food — 0.3%
20,000,000	Mondelez International Holdings Netherlands B.V. (c)	1.25%	09/24/26	19,657,441
	Healthcare-Services — 0.3%
20,000,000	Icon Investments Six DAC	5.81%	05/08/27	20,381,132
	Insurance — 0.5%
30,360,000	Trinity Acquisition PLC	4.40%	03/15/26	30,373,287
	Packaging & Containers — 0.5%
30,495,000	CCL Industries, Inc. (c)	3.25%	10/01/26	30,335,562
	Pipelines — 0.7%
10,473,000	Enbridge, Inc.	1.60%	10/04/26	10,309,884
15,000,000	Enbridge, Inc.	5.90%	11/15/26	15,213,686
20,000,000	Enbridge, Inc.	4.25%	12/01/26	20,034,673
				45,558,243
	Retail — 0.3%
5,000,000	Alimentation Couche-Tard, Inc. (c)	3.55%	07/26/27	4,967,066
15,000,000	Alimentation Couche-Tard, Inc. (c)	4.15%	09/29/28	15,021,383
				19,988,449
	Transportation — 0.3%
20,000,000	Canadian Pacific Railway Co.	1.75%	12/02/26	19,654,464
	Total Foreign Corporate Bonds and Notes			553,230,667
	(Cost $551,417,872)

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 3.8%
	Collateralized Mortgage Obligations — 3.3%
	BRAVO Residential Funding Trust
$2,883,727	Series 2021-NQM1, Class A1 (c)	0.94%	02/25/49	$2,674,862
9,337,449	Series 2025-NQM5, Class A1 (c) (e)	5.50%	02/25/65	9,435,143
	CIM Trust
523,812	Series 2019-INV1, Class A2, 30 Day Average SOFR + CSA + 1.00% (a) (c)	4.81%	02/25/49	509,843
418,062	Series 2019-INV2, Class A11, 30 Day Average SOFR + CSA + 0.95% (a) (c)	4.76%	05/25/49	401,419
3,398,572	Series 2019-INV3, Class A11, 30 Day Average SOFR + CSA + 0.95% (a) (c)	4.76%	08/25/49	3,306,461
	COLT Mortgage Loan Trust
1,381,307	Series 2020-2R, Class A1 (c)	1.33%	10/26/65	1,318,491
5,000,000	Series 2025-12, Class A1FC, steps up to 5.94% on 01/01/2030 (c) (g)	4.94%	01/26/71	5,021,199
	Connecticut Avenue Securities Trust
3,315,583	Series 2024-R04, Class 1A1, 30 Day Average SOFR + 1.00% (a) (c)	4.70%	05/25/44	3,320,229
19,426,354	Series 2024-R05, Class 2A1, 30 Day Average SOFR + 1.00% (a) (c)	4.70%	07/25/44	19,455,101
3,659,567	Series 2024-R06, Class 1A1, 30 Day Average SOFR + 1.15% (a) (c)	4.85%	09/25/44	3,670,339
4,984,670	Series 2025-R01, Class 1A1, 30 Day Average SOFR + 0.95% (a) (c)	4.65%	01/25/45	4,989,996
15,476,734	Series 2025-R02, Class 1A1, 30 Day Average SOFR + 1.00% (a) (c)	4.70%	02/25/45	15,497,340
10,570,618	Series 2025-R03, Class 2A1, 30 Day Average SOFR + 1.45% (a) (c)	5.15%	03/25/45	10,634,651
13,810,749	Series 2025-R04, Class 1A1, 30 Day Average SOFR + 1.00% (a) (c)	4.70%	05/25/45	13,830,297
13,356,730	Series 2025-R05, Class 2A1, 30 Day Average SOFR + 1.00% (a) (c)	4.70%	07/25/45	13,376,410
16,698,136	Series 2025-R06, Class 1A1, 30 Day Average SOFR + 0.90% (a) (c)	4.60%	09/25/45	16,713,068
	Credit Suisse Mortgage Trust
2,526,837	Series 2019-AFC1, Class A1 (c)	3.57%	07/25/49	2,452,585
2,030,366	Series 2020-NQM1, Class A1 (c)	2.21%	05/25/65	1,959,687
	EFMT
9,796,304	Series 2025-NQM6, Class A1FC, steps up to 5.97% on 12/01/2029 (c) (g)	4.97%	12/25/70	9,843,379
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
14,875,000	Series 2025-DNA3, Class A1, 30 Day Average SOFR + 0.95% (a) (c)	4.65%	09/25/45	14,901,479
15,975,000	Series 2025-DNA4, Class A1, 30 Day Average SOFR + 0.90% (a) (c)	4.60%	10/25/45	15,989,115
	GCAT Trust
980,464	Series 2020-NQM1, Class A1 (c)	3.25%	01/25/60	970,724
	HOMES Trust
6,739,267	Series 2025-AFC1, Class A1, steps up to 6.73% on 01/01/2029 (c) (g)	5.73%	01/25/60	6,826,494

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	JP Morgan Mortgage Trust
$2,412,410	Series 2019-7, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (c)	4.69%	02/25/50	$2,361,673
132,722	Series 2019-8, Class A11, 1 Mo. CME Term SOFR + CSA + 0.85% (a) (c)	4.64%	03/25/50	130,157
1,519,452	Series 2019-INV1, Class A11, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (c)	4.74%	09/25/49	1,499,259
2,739,473	Series 2020-2, Class A11, 1 Mo. CME Term SOFR + CSA + 0.80% (a) (c)	4.59%	07/25/50	2,640,709
44,063	Series 2020-LTV1, Class A11, 1 Mo. CME Term SOFR + CSA + 1.00% (a) (c)	4.85%	06/25/50	44,020
	MFA Trust
11,338,403	Series 2025-NQM2, Class A1, steps up to 6.68% on 05/01/2029 (c) (g)	5.68%	05/27/70	11,499,897
	New Residential Mortgage Loan Trust
4,966,618	Series 2025-NQM7, Class A1FC, steps up to 5.95% on 12/01/2029 (c) (g)	4.95%	10/26/65	4,986,474
	OBX Trust
1,329,007	Series 2020-INV1, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (c)	4.75%	12/25/49	1,305,665
	PRPM Trust
6,382,993	Series 2025-NQM6, Class A1FC, steps up to 5.94% on 12/01/2029 (c) (g)	4.94%	12/25/70	6,397,148
	Starwood Mortgage Residential Trust
650,509	Series 2020-1, Class A1 (c)	2.28%	02/25/50	629,589
				208,592,903
	Commercial Mortgage-Backed Securities — 0.5%
	Arbor Multifamily Mortgage Securities Trust
8,125,898	Series 2020-MF1, Class ASB (c)	2.58%	05/15/53	7,900,990
	BANK
483,654	Series 2017-BNK6, Class ASB	3.29%	07/15/60	481,941
80,258	Series 2017-BNK7, Class ASB	3.27%	09/15/60	79,682
	BBCMS Mortgage Trust
2,600,000	Series 2017-C1, Class A4	3.67%	02/15/50	2,576,001
142,471	Series 2018-C2, Class ASB	4.24%	12/15/51	142,675
	Benchmark Mortgage Trust
2,804,459	Series 2019-B9, Class AAB	3.93%	03/15/52	2,798,327
828,878	Series 2021-B29, Class A1	0.71%	09/15/54	820,168
	CD Mortgage Trust
191,024	Series 2016-CD2, Class ASB	3.35%	11/10/49	190,134
1,662,457	Series 2017-CD3, Class AAB	3.45%	02/10/50	1,655,677
	Citigroup Commercial Mortgage Trust
192,575	Series 2017-P7, Class AAB	3.51%	04/14/50	192,047
	CSAIL Commercial Mortgage Trust
82,500	Series 2017-CX10, Class ASB	3.33%	11/15/50	82,129
745,553	Series 2019-C15, Class ASB	3.90%	03/15/52	743,382
	Hilton USA Trust
1,000,000	Series 2016-HHV, Class A (c)	3.72%	11/05/38	994,913
	JPMCC Commercial Mortgage Securities Trust
986,008	Series 2017-JP5, Class ASB	3.55%	03/15/50	982,441

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Morgan Stanley Bank of America Merrill Lynch Trust
$129,023	Series 2017-C33, Class ASB	3.40%	05/15/50	$128,546
	Morgan Stanley Capital I Trust
550,049	Series 2016-BNK2, Class ASB	2.86%	11/15/49	547,251
	UBS Commercial Mortgage Trust
319,250	Series 2017-C6, Class ASB	3.50%	12/15/50	317,647
6,188,338	Series 2018-C9, Class ASB	4.09%	03/15/51	6,189,135
	Wells Fargo Commercial Mortgage Trust
1,751,791	Series 2017-C40, Class ASB	3.40%	10/15/50	1,742,898
76,984	Series 2017-C41, Class ASB	3.39%	11/15/50	76,543
				28,642,527
	Total Mortgage-Backed Securities			237,235,430
	(Cost $237,477,928)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.1%
	Collateralized Mortgage Obligations — 1.8%
	Federal Home Loan Mortgage Corporation
26,850,461	Series 5250, Class FB, 30 Day Average SOFR + 0.64% (a)	4.34%	08/25/52	26,722,618
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
12,264,365	Series 2024-1, Class MA1	3.00%	11/25/63	12,176,366
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
16,823,333	Series 2024-HQA2, Class A1, 30 Day Average SOFR + 1.25% (a) (c)	4.95%	08/25/44	16,894,890
11,662,312	Series 2025-DNA1, Class A1, 30 Day Average SOFR + 0.95% (a) (c)	4.65%	01/25/45	11,682,774
7,350,000	Series 2025-DNA2, Class A1, 30 Day Average SOFR + 1.10% (a) (c)	4.80%	05/25/45	7,370,104
	Federal National Mortgage Association
689,814	Series 2014-20, Class NA	3.00%	06/25/33	683,361
243,702	Series 2015-28, Class GC	2.50%	06/25/34	241,983
2,796,124	Series 2016-75, Class FC, 30 Day Average SOFR + CSA + 0.40% (a)	4.21%	10/25/46	2,781,272
2,472,239	Series 2016-90, Class FA, 30 Day Average SOFR + CSA + 0.40% (a)	4.21%	12/25/46	2,459,516
14,803,672	Series 2022-47, Class FA, 30 Day Average SOFR + 0.55% (a)	4.25%	08/25/52	14,714,860
16,630,979	Series 2025-39, Class CA	3.50%	02/25/36	16,494,936
				112,222,680
	Commercial Mortgage-Backed Securities — 1.3%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
6,383,962	Series K057, Class A2	2.57%	07/25/26	6,345,581
9,072,000	Series K058, Class A2	2.65%	08/25/26	9,003,629
7,182,100	Series K064, Class A1	2.89%	10/25/26	7,145,175
864,536	Series K067, Class A1	2.90%	03/25/27	859,208
109,456	Series K070, Class A1	3.03%	04/25/27	108,748
6,861,916	Series K071, Class A1	3.07%	10/25/27	6,813,488
3,830,631	Series K076, Class A1	3.73%	12/25/27	3,820,201
11,649,402	Series K079, Class A1	3.73%	02/25/28	11,632,726
11,435,190	Series K080, Class A1	3.74%	04/25/28	11,419,066
5,237,889	Series K157, Class A1	3.99%	06/25/30	5,241,195

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$7,334,972	Series KF127, Class AS, 30 Day Average SOFR + 0.21% (a)	4.00%	12/25/28	$7,295,245
2,858,425	Series KF68, Class A, 30 Day Average SOFR + CSA + 0.49% (a)	4.61%	07/25/26	2,858,998
1,373,166	Series KI07, Class A, 30 Day Average SOFR + 0.17% (a)	3.96%	09/25/26	1,368,421
588,404	Series KL1E, Class A1E	2.84%	02/25/27	584,023
1,228,559	Series KW08, Class A1	3.42%	02/25/28	1,223,694
	Federal National Mortgage Association
698,729	Series 2016-M6, Class A2	2.49%	05/25/26	694,954
1,036,233	Series 2016-M9, Class A2	2.29%	06/25/26	1,030,227
2,314,773	Series 2016-M11, Class A2	2.37%	07/25/26	2,296,784
883,881	Series 2016-M12, Class A2	2.44%	09/25/26	875,526
1,365,148	Series 2017-M7, Class A2	2.96%	02/25/27	1,352,793
2,977,354	Series 2018-M15, Class APT (h)	3.08%	12/25/26	2,956,986
				84,926,668
	Pass-Through Securities — 0.0%
	Federal Home Loan Mortgage Corporation
3	Pool G15874	5.00%	06/01/26	3
	Federal National Mortgage Association
79	Pool BM1299	5.00%	03/01/27	80
				83
	Total U.S. Government Agency Mortgage-Backed Securities			197,149,431
	(Cost $196,752,823)
U.S. GOVERNMENT BONDS AND NOTES — 1.0%
62,691,000	U.S. Treasury Note	3.75%	04/30/27	62,857,523
	(Cost $62,835,370)
CERTIFICATES OF DEPOSIT — 0.5%
	Banks — 0.5%
15,000,000	Cooperatieve Rabobank U.A., SOFR + 0.22% (a)	3.87%	03/06/26	15,002,559
15,000,000	Toronto-Dominion Bank (The)	3.86%	05/15/26	15,003,090
	Total Certificates of Deposit			30,005,649
	(Cost $30,000,000)

	Total Investments — 100.3%			6,276,705,825
	(Cost $6,256,994,913)
	Net Other Assets and Liabilities — (0.3)%			(20,130,891)
	Net Assets — 100.0%			$6,256,574,934

(a)	Floating or variable rate security.
(b)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2026. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2026, securities noted as such amounted to $1,322,579,938 or 21.1% of net assets.

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
(d)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2026. Interest will begin accruing on the security’s first settlement date.
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
January 31, 2026, securities noted as such are valued at $4,500,000 or 0.1% of net assets.

(g)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(h)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows:

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$3,040,727,483	$—	$3,040,727,483	$—
Asset-Backed Securities	1,174,868,098	—	1,174,868,098	—
Commercial Paper*	980,631,544	—	980,631,544	—
Foreign Corporate Bonds and Notes*	553,230,667	—	553,230,667	—
Mortgage-Backed Securities	237,235,430	—	237,235,430	—
U.S. Government Agency Mortgage-Backed Securities	197,149,431	—	197,149,431	—
U.S. Government Bonds and Notes	62,857,523	—	62,857,523	—
Certificates of Deposit*	30,005,649	—	30,005,649	—
Total Investments	$6,276,705,825	$—	$6,276,705,825	$—

*	See Portfolio of Investments for industry breakout.